Non-current Financial Assets at Fair Value Through Profit or Loss - Non-current - Summary of Non-current Financial Assets at Fair Value Through Profit or Loss (Detail) - Dec. 31, 2018
$ in Thousands, $ in Thousands
	TWD ($)	USD ($)
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 11,471	$ 375
Foreign partnership interest [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	10,940	358
Valuation adjustments [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 531	$ 17